Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,733,000
Previously Paid Amount	0.00
Total Fee Amount	1,183.92
Total Offset Amount	0.00
Net Fee	1,183.92
Narrative - Max Aggregate Offering Price	$ 7,733,000
Final Prospectus	true